As filed with the Securities and Exchange Commission on October 26, 2017

Securities Act File No. 333-174323

Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

(Check appropriate box or boxes)

Brookfield Investment Funds

(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 549-8408

Brian F. Hurley, Esq.

Brookfield Investment Management Inc.

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023

(Name and Address of Agent for Service)

Copies to:

Alexis I. Rieger, Esq.	Michael R. Rosella, Esq.
Brookfield Investment Management Inc.	Paul Hastings LLP
Brookfield Place 250 Vesey Street	200 Park Avenue New York, New York 10166
New York, New York 10281-1023

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 24, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a) (1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Designation of New Effective Date for Previously Filed Amendment

The Post-Effective Amendment No. 28 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 14, 2017, and would become effective 75 days after, pursuant to Rule 485(a)(2).

The Post-Effective Amendment No. 29 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 26, 2017 as the date upon which the Amendment would become effective.

This Post-Effective Amendment No. 30 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 24, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 30 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of October, 2017.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	CAPACITY	DATE

	/s/ Brian F. Hurley	President (Principal Executive Officer)	October 26, 2017
Brian F. Hurley

	/s/ Heather S. Goldman*	Trustee	October 26, 2017
Heather S. Goldman

	/s/ David Levi*	Trustee	October 26, 2017
David Levi

	/s/ Angela W. Ghantous	Treasurer (Principal Financial and Accounting Officer	October 26, 2017
Angela W. Ghantous

	/s/ Edward A. Kuczmarski*	Trustee	October 26, 2017
Edward A. Kuczmarski

	/s/ Stuart A. McFarland*	Trustee	October 26, 2017
Stuart A. McFarland

	/s/ Louis P. Salvatore*	Trustee	October 26, 2017
Louis P. Salvatore

*By:	/s/ Brian F. Hurley
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney